UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : September 30, 2006 This Amendment (Check only one.):[ ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	October 25, 2006



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 50

Form 13F Information Table Value Total : $141066






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2137    44000 SH       SOLE                    44000
Activision Inc.                COM              004930202     3965   262600 SH       SOLE                   262600
Advent Software                COM              007974108     9996   276048 SH       SOLE                   276048
Affymetrix                     COM              00826T108     4960   230034 SH       SOLE                   230034
Alexza Pharmaceuticals         COM              015384100      502    62500 SH       SOLE                    62500
Automatic Data Processing, Inc COM              053015103      327     6911 SH       SOLE                     6911
BEA Systems, Inc               COM              073325102     6262   411976 SH       SOLE                   411976
BP Amoco PLC                   COM              055622104     1250    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1437       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1812      571 SH       SOLE                      571
CNET Networks Inc.             COM              12613R104     4458   465848 SH       SOLE                   465848
Cisco Systems                  COM              17275R102      542    23600 SH       SOLE                    23600
CuraGen Corp.                  COM              23126R101     1335   388200 SH       SOLE                   388200
DexCom, Inc                    COM              252131107      779    70000 SH       SOLE                    70000
Dolby Laboratories Inc         COM              25659T107     4168   209995 SH       SOLE                   209995
EMC Corporation                COM              268648102      815    68048 SH       SOLE                    68048
Ebay                           COM              278642103      284    10000 SH       SOLE                    10000
Electronic Arts                COM              285512109    10203   182721 SH       SOLE                   182721
Exelixis Inc                   COM              30161Q104     1507   173040 SH       SOLE                   173040
FormFactor                     COM              346375108     7817   185537 SH       SOLE                   185537
General Electric               COM              369604103     1977    56016 SH       SOLE                    56016
General Mills                  COM              370334104      755    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      569    20000 SH       SOLE                    20000
IBM                            COM              459200101     1812    22116 SH       SOLE                    22116
Ilumina                        COM              452327109     2671    80850 SH       SOLE                    80850
InnerWorkings                  COM              45773Y105     1549   131812 SH       SOLE                   131812
Intel Corp.                    COM              458140100     1234    60000 SH       SOLE                    60000
Intuit                         COM              461202103     7537   234864 SH       SOLE                   234864
Johnson & Johnson              COM              478160104     1047    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     4398   254506 SH       SOLE                   254506
Linear Technology              COM              535678106     9277   298094 SH       SOLE                   298094
Maxim Intgrtd. Prod.           COM              57772K101     6835   243422 SH       SOLE                   243422
Minnesota Mining               COM              604059105      298     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107     2395   129555 SH       SOLE                   129555
Nektar Therapeutics            COM              640268108     3547   246150 SH       SOLE                   246150
Nuvelo Inc                     COM              67072M301     1205    66090 SH       SOLE                    66090
PMC-Sierra Inc                 COM              69344F106     2779   467819 SH       SOLE                   467819
Pfizer, Inc.                   COM              717081103     1418    50000 SH       SOLE                    50000
Pharmion Corp                  COM              71715B409     2276   105622 SH       SOLE                   105622
RightNow Technologies          COM              76657r106     1376    88145 SH       SOLE                    88145
Royal Dutch Shell PLC          COM              780259206      264     4000 SH       SOLE                     4000
Salesforce.com Inc             COM              79466L302     4617   128670 SH       SOLE                   128670
Schering-Plough                COM              806605101      884    40000 SH       SOLE                    40000
Schlumberger Ltd.              COM              806857108      992    16000 SH       SOLE                    16000
Solexa Inc                     COM              83420X105      803    91000 SH       SOLE                    91000
Target CP                      COM              239753106      836    15140 SH       SOLE                    15140
Tele Atlas                     COM              NL0000233      730    42600 SH       SOLE                    42600
Vertex Pharm.                  COM              92532F100     3216    95570 SH       SOLE                    95570
Yahoo                          COM              984332106     8317   328981 SH       SOLE                   328981
Zhone Technology               COM              98950P108      894   835366 SH       SOLE                   835366